REVENUE AND OTHER OPERATING INCOME - Schedule of Other Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Gain on settlement of claims	$ 0	$ 397	$ 3,998
Other gains	42	41	18
Gain on sale of vessels	112,079	21,959	4,596
Loss on termination of leased vessels	0	0	(431)
Gain (loss) on pool arrangements	0	1,683	(141)
Total	$ 112,121	$ 24,080	$ 8,040